Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Condensed Financial Statements [Line Items]
Sales	$ 1,790.2	$ 1,847.5	$ 1,608.8	$ 1,687.0	$ 1,878.3	$ 1,730.9	$ 1,559.0	$ 1,595.8	$ 6,933.5	$ 6,764.0	$ 6,285.6
Earnings before income taxes	175.4	138.1	24.4	111.8	126.5	147.1	(54.6)	(43.7)	449.7	175.3	174.6
Earnings from continuing operations	140.4	108.2	30.1	81.0	118.1	128.4	(30.8)	(19.3)	359.7	196.4	183.2
Earnings (loss) from discontinued operations, net of tax	(0.8)	(2.4)	13.1	5.4	(12.8)	5.4	(2.0)	522.5	15.3	513.1	103.0
Net earnings	$ 139.6	$ 105.8	$ 43.2	$ 86.4	$ 105.3	$ 133.8	$ (32.8)	$ 503.2	$ 375.0	$ 709.5	$ 286.2
Basic net earnings per share:
(Loss) earnings from continuing operations, basic (in dollars per share)	$ 1.11	$ 0.85	$ 0.23	$ 0.64	$ 0.94	$ 1.03	$ (0.24)	$ (0.14)	$ 2.82	$ 1.54	$ 1.40
(Loss) earnings from discontinued operations, basic (in dollars per share)	(0.01)	(0.02)	0.11	0.04	(0.11)	0.04	(0.02)	3.95	0.12	4.02	0.78
Net (loss) earnings, basic (in dollars per share)	1.10	0.83	0.34	0.68	0.83	1.07	(0.26)	3.81	2.94	5.56	2.18
Diluted net earnings per share:
(Loss) earnings from continuing operations, diluted (in dollars per share)	1.10	0.84	0.23	0.63	0.92	1.01	(0.24)	(0.14)	2.78	1.51	1.38
(Loss) earnings from discontinued operations, diluted (in dollars per share)	(0.01)	(0.02)	0.10	0.04	(0.10)	0.04	(0.02)	3.95	0.12	3.96	0.77
Net (loss) earnings, diluted (in dollars per share)	1.09	0.82	0.33	0.67	0.82	1.05	(0.26)	3.81	2.90	5.47	$ 2.15
Dividends paid per share (dollars per share)	0.5	0.50	0.55	0.55	0.55	0.55	0.55	0.55	2.1	2.2
Maximum
Stock price:
Stock price (dollars per share)	68.62	64.9	72.11	75.60	70.38	62.65	56.85	51.21	75.6	70.38
Minimum
Stock price:
Stock price (dollars per share)	$ 61.9	$ 55.01	$ 53.38	$ 63.68	$ 61.31	$ 54.96	$ 46.7	$ 43.56	$ 53.38	$ 43.56